CASH TRUST SERIES, INC.

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                               September 29, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest

Washington, DC  20549


     RE: CASH TRUST SERIES, INC. (Registrant)
         1933 Act File No. 33-29838
         1940 ACT FILE NO. 811-5843

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive forms of prospectuses and statements of additional information dated September 30, 2000, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Registrant. This registration statement was electronically filed as Post-effective Amendment No. 21 on September 28, 2000.

            If you have any questions regarding this certification, please contact Cathy Ryan at (412) 288-8116.

                                          Very truly yours,




                                          Leslie K. Ross
                                          Assistant Secretary